Fair value of financial instruments - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Brokered certificates of deposit
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	£ 3,829	£ 5,162
Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Decrease in derivative fair value adjustments	60
Fair value adjustments	(498)	(558)
Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	5	(4)
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Decrease in derivative fair value adjustments	19
Fair value adjustments	(190)	(209)
Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Decrease in derivative fair value adjustments	33
Fair value adjustments	111	144
Significant unobservable inputs (Level 3) | Financial instruments at fair value, category | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	213	194
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	85	136
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	66	48
Significant unobservable inputs (Level 3) | Financial instruments at amortised cost, category | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	17	18
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	0	0
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	1	7
Significant unobservable inputs (Level 3) | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	1,204	968
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	£ 1,546	£ 1,340